FAIR VALUE MEASUREMENTS - Fair Value Measurements On A Recurring Basis (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Asset
Derivative assets		¥ 45,569
Recurring
Asset
Derivative assets		45,569
AFS investments
Wealth management products and trust plans	¥ 863,766
Fund investments measured at NAV	185,279
Available-for-sale investments		218,940
Total	1,049,045	264,509
Recurring | Level 2
Asset
Derivative assets		45,569
AFS investments
Wealth management products and trust plans	863,766
Available-for-sale investments		218,940
Total	¥ 858,536	¥ 264,509